SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (REGISTRANT BALANCE SHEETS) (Details) (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Ordinary share, par value (in dollars per share)	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000
Ordinary share, shares issued	38,465	38,314
Treasury shares	1,730	166
UTSTARCOM HOLDINGS CORP [Member]
Ordinary share, par value (in dollars per share)	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000
Ordinary share, shares issued	38,465	38,314
Ordinary share, shares outstanding	36,735	38,148
Treasury shares	1,730	166